Net Other Operating Income (Details) - CAD ($) $ in Millions		12 Months Ended
	Jul. 20, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of types of insurance contracts [line items]
Onerous contracts provision		$ 29
Alberta off-coal agreement, annual cash payments, gross	$ 40	40	$ 40	$ 40
Alberta off-coal agreement, annual cash payments, net	$ 37
Insurance recoveries		$ 0	$ 10	7
Alberta Thermal | Equipment Repair [Member]
Disclosure of types of insurance contracts [line items]
Insurance recoveries				1
Wyoming Wind [Member]
Disclosure of types of insurance contracts [line items]
Insurance recoveries				$ 6